As filed with the Securities and Exchange Commission on December 18, 2015

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 211	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 212	☒

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Global Long/Short Equity.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 211 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 18th day of December, 2015.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 212 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	December 18, 2015

	/s/ Sandra N. Bane Sandra N. Bane*	Trustee	December 18, 2015

	/s/ Leo J. Hill Leo J. Hill*	Trustee	December 18, 2015

	/s/ David W. Jennings David W. Jennings*	Trustee	December 18, 2015

	/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	December 18, 2015

	/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	December 18, 2015

	/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	December 18, 2015

	/s/ John W. Waechter John W. Waechter*	Trustee	December 18, 2015

	/s/ Alan F. Warrick Alan F. Warrick*	Trustee	December 18, 2015

	/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	December 18, 2015

*By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	December 18, 2015
Tané T. Tyler**

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 211 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document

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